Fair Value Assumptions on Stock Option (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted-average fair value of grant	$ 9.73	$ 20.10	$ 17.83
Risk-free interest rate	0.54%	1.71%	1.74%
Expected volatility	71.29%	71.31%	72.20%
Expected life of options in years	3 years 7 months 24 days	3 years 7 months 13 days	3 years 7 months 17 days
Expected dividend yield